PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:
Machinery and equipment	40,920	32,865
Equipment advanced payments	1,518	903
Leasehold improvements	14,081	10,985
Office furniture and equipment	1,149	882
	371	-

	58,039	45,635
Accumulated depreciation:
Machinery and equipment	(25,937)	(21,696)
Leasehold improvements	(10,417)	(8,732)
Office furniture and equipment	(823)	(629)

	(37,177)	(31,057)

Depreciated cost	20,862	14,578

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 were $2,104, $1,546 and $1,317, respectively.